Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	£ (66)	£ (48)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	459	534
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(525)	(582)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(20)	3
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	459	534
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(479)	(531)
Healthcare Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(46)	(51)
Healthcare Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Healthcare Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(46)	(51)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(117)	(121)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	£ 51	£ 73